Consolidated Statements of Comprehensive Income/ (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net income	$ 173,556	$ 565,999	$ 680,530
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	5,950	24,073	8,575
Unrealized gain / (loss) from hedging foreign currency forward contracts recognized in Other comprehensive income/(loss) before reclassifications	267	(0)	(0)
Less:
Reclassification adjustments of interest rate swap gain/(loss) (Note 18)	(21,786)	(10,044)	2,351
Other comprehensive income / (loss)	(15,569)	14,029	10,926
Total comprehensive income	$ 157,987	$ 580,028	$ 691,456